Financial Risk Management - Hypothetical Change in Exchange Rates by 10% would have Increased (Decreased) the Group's Profit Before Income Tax and Equity (Parenthetical) (Detail)	Dec. 31, 2023
Disclosure Of Sensitivity Analysis Of Currency Fluctuation And Profit Before Tax [Abstract]
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	10.00%
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	10.00%